Taxation	12 Months Ended
Dec. 31, 2018
Taxation
Taxation

10.Taxation

(a)Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company, and its intermediate holding companies in the Cayman Islands are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company or its subsidiaries in the Cayman Islands to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands (“BVI”)

Subsidiaries in the BVI are exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.

Hong Kong

Subsidiaries in Hong Kong  are subject to 16.5% income tax for 2016, 2017 and 2018 on their taxable income generated from operations in Hong Kong. The payments of dividends by these companies to their shareholders are not subject to any Hong Kong withholding tax.

China

On March 16, 2007, the National People’s Congress of PRC enacted the Enterprise Income Tax Law, under which Foreign Invested Enterprises (“FIEs”) and domestic companies would be subject to enterprise income tax (“EIT”) at a uniform rate of 25%. Preferential tax treatments will continue to be granted to FIEs or domestic companies which conduct businesses in certain encouraged sectors and to entities otherwise classified as “Software Enterprises”, “Key Software Enterprises” and/or “High and New Technology Enterprises” (“HNTEs”). The Enterprise Income Tax Law became effective on January 1, 2008.

NetEase Beijing,  Boguan, NetEase Hangzhou, Media Beijing and Hangzhou Langhe were qualified as HNTEs and enjoyed a preferential tax rate of 15% for 2016, 2017 and 2018. In 2016, 2017 and 2018, Boguan, Netease Hangzhou and Media Beijing were qualified as a Key Software Enterprise and enjoyed a further reduced preferential tax rate of 10% for 2015, 2016 and 2017. The related tax benefit was recorded in 2016, 2017 and 2018, respectively.

Lede Technology was recognized as a Software Enterprise in 2014. It was exempt from EIT for 2014 and 2015 and subject to a 50% reduction in its EIT rate from 2016 to 2018.

Tianjin Technology was recognised as a Software Enterprise in 2016 to enjoy exemption from EIT for 2015 and 2016 and subject to a 50% reduction in its EIT rate from 2017 to 2019. Hence, the related tax benefit for 2015 was recorded in 2016.

The aforementioned preferential tax rates are subject to annual review by the relevant tax authorities in China.

The following table presents the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2016, 2017 and 2018 (in thousands except per share data):

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Aggregate amount of EIT exemptions and tax rate reductions	1,417,150	1,464,587	1,621,063
Earnings per share effect, basic	0.43	0.45	0.50
Earnings per share effect, diluted	0.43	0.44	0.50

The following table sets forth the component of income tax expenses of the Group for the years ended December 31, 2016, 2017 and 2018 (in thousands):

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current tax expense	2,035,822	2,600,406	2,536,580
Deferred tax expense/(benefit)	66,676	(438,043)	(69,899)
Income tax expenses	2,102,498	2,162,363	2,466,681

The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2016, 2017 and 2018:

	For the year ended December 31,
	2016	2017	2018
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(0.8)	(0.5)	2.3
Effect due to different tax rates applicable to overseas entities	(0.1)	(0.5)	3.7
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs	(13.3)	(16.2)	(24.1)
Change in valuation allowance	1.4	3.4	13.1
Effect of withholding income tax	2.9	5.4	7.6
Effective income tax rate	15.1	16.6	27.6

As of December 31, 2018, certain entities of the Group had net operating tax loss carry forwards as follows (in thousands):

RMB
Loss expiring in 2019	3,582
Loss expiring in 2020	9,222
Loss expiring in 2021	191,412
Loss expiring in 2022	968,390
Loss expiring after 2022	4,083,469
5,256,075

Full valuation allowance was provided on the related deferred tax assets as the Group’s management does not believe that sufficient positive evidence exists to conclude that recoverability of such deferred tax assets is more likely than not to be realized.

(b)Sales tax

Pursuant to the provision regulation of the PRC on VAT and its implementation rules, the Company’s subsidiaries and VIEs are generally subject to VAT at a rate of 6% from revenues earned from services provided.

All entities that engaged in the sale of general goods in China are generally required to pay VAT at a rate of 17% or other applicable value added tax rate implemented by the provision regulation of the gross sales proceeds received, less any creditable value added tax already paid or borne by the taxpayer. Pursuant to further VAT reform implemented from 1 May, 2018, all industries that were previously subject to VAT at a rate of 17% were adjusted to 16%.

The Group is also subject to cultural development fee on the provision of advertising services in China. The applicable tax rate is 3% of the advertising services revenue.

(c)Deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2017 and 2018 (in thousands):

	December 31,	December 31,
	2017	2018
	RMB	RMB
Deferred tax assets:
Deferred revenue, primarily for advanced payments from online games customers	285,919	507,982
Accruals	510,522	616,453
Depreciation of fixed assets	3,697	5,103
Amortization of Intangible assets	55,168	43,899
Net operating tax loss carry forward	742,512	1,653,496
	1,597,818	2,826,933
Less: valuation allowance	(774,323)	(1,762,638)
Total	823,495	1,064,295

	December 31,	December 31,
	2017	2018
	RMB	RMB
Deferred tax liabilities:
Withholding income tax(d)	183,642	392,945
Others	29,573	736
Total	213,215	393,681

The Group does not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets of certain entities of the Group is more likely than not to be realized. Consequently, the Group has provided full valuation allowances for certain entities of the Group on the related deferred tax assets. The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented (in thousands):

	Balance at	Provision/(Write-off)	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2016	223,644	143,784	367,428
2017	367,428	406,895	774,323
2018	774,323	988,315	1,762,638

(d)Withholding income tax

The Enterprise Income Tax Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China. Such withholding income tax was exempted under the previous income tax law. On February 22, 2008, the Ministry of Finance and State Administration of Taxation jointly issued a circular which stated that for FIEs, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors. Based on the interpretation of the current tax laws, management believes that the Company and all its non-PRC subsidiaries are not considered as a “resident enterprise” in China for corporate income tax purposes, but it cannot be certain that the relevant PRC tax authorities will agree with this determination. Except for the foregoing withholding taxes, the Company’s non-PRC subsidiaries, which are currently all incorporated in Hong Kong, the British Virgin Islands or Cayman Islands are not subject to taxation on dividends they receive from the Company’s PRC subsidiaries.

In 2016, the Group accrued RMB404.8 million withholding tax liabilities, associated with its quarterly dividend and cash expected to be distributed from its PRC subsidiaries to overseas for general corporate purposes.

In 2017, the Group altered its capital allocation strategy due to the change of business strategy. As a result, the Group recorded withholding tax liabilities of RMB707.1 million and RMB679.4 million  (US$98.8 million) in 2017 and 2018, respectively. The Group have repatriated a portion of these earnings and paid related withholding income tax in 2017 and 2018.

As of December 31, 2017 and 2018, there were approximately RMB1,079.5 million and RMB1,057.7 million (US$153.8 million) unrecognized deferred tax liabilities related to undistributed earnings of the Group’s PRC subsidiaries, respectively. And the Group still intends to indefinitely reinvest these remaining undistributed earnings in its PRC subsidiaries.